Net interest income (Tables)	6 Months Ended
Jun. 30, 2022
Net interest income
in	2Q22	1Q22	2Q21	6M22	6M21
Net interest income (CHF million)
Loans	1,307	1,194	1,277	2,501	2,542
Investment securities	(12)	0	0	(12)	0
Trading assets, net of trading liabilities [1]	561	702	656	1,263	1,502
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	386	233	311	619	652
Other	232	105	182	337	317
Interest and dividend income	2,474	2,234	2,426	4,708	5,013
Deposits	(278)	(54)	(38)	(332)	(89)
Short-term borrowings	(16)	(8)	(40)	(24)	(42)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(140)	(100)	(209)	(240)	(485)
Long-term debt	(727)	(536)	(660)	(1,263)	(1,203)
Other	(118)	(77)	(63)	(195)	(124)
Interest expense	(1,279)	(775)	(1,010)	(2,054)	(1,943)
Net interest income	1,195	1,459	1,416	2,654	3,070
1 Interest and dividend income is presented on a net basis to align with the presentation of trading revenues for trading assets and liabilities.

Bank
Net interest income
in	6M22	6M21
Net interest income (CHF million)
Loans	2,479	2,514
Investment securities	(12)	0
Trading assets, net of trading liabilities [1]	1,264	1,503
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	619	652
Other	335	318
Interest and dividend income	4,685	4,987
Deposits	(330)	(84)
Short-term borrowings	(28)	1
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(240)	(485)
Long-term debt	(1,205)	(1,182)
Other	(197)	(124)
Interest expense	(2,000)	(1,874)
Net interest income	2,685	3,113
1 Interest and dividend income is presented on a net basis to align with the presentation of trading revenues for trading assets and liabilities.